Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 1 of fair value hierarchy [Member]
Liabilities measured at fair value:
Derivative financial liability (restated)		$ 13,628
Level 1 of fair value hierarchy [Member] | FVTPL [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	$ 14,162	22,780
Level 1 of fair value hierarchy [Member] | Quoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	13,721	14,935
Level 1 of fair value hierarchy [Member] | Quoted bonds at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	356,141	390,918
Level 1 of fair value hierarchy [Member] | Unquoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value			[1]
Level 1 of fair value hierarchy [Member] | Investment properties [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 1 of fair value hierarchy [Member] | Assets measured at fair value [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	384,024	428,633
Level 2 of fair value hierarchy [Member]
Liabilities measured at fair value:
Derivative financial liability (restated)	12,938
Level 2 of fair value hierarchy [Member] | FVTPL [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	14,377
Level 2 of fair value hierarchy [Member] | Quoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 2 of fair value hierarchy [Member] | Quoted bonds at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	62,304
Level 2 of fair value hierarchy [Member] | Unquoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value			[1]
Level 2 of fair value hierarchy [Member] | Investment properties [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Level 2 of fair value hierarchy [Member] | Assets measured at fair value [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	76,681
Fair value of Level 3 financial assets [Member]
Liabilities measured at fair value:
Derivative financial liability (restated)
Fair value of Level 3 financial assets [Member] | FVTPL [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Fair value of Level 3 financial assets [Member] | Quoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Fair value of Level 3 financial assets [Member] | Quoted bonds at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value
Fair value of Level 3 financial assets [Member] | Unquoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	7,046	6,748	[1]
Fair value of Level 3 financial assets [Member] | Investment properties [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	16,308	20,012
Fair value of Level 3 financial assets [Member] | Assets measured at fair value [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	23,354	26,760
Total [Member]
Liabilities measured at fair value:
Derivative financial liability (restated)	12,938	13,628
Total [Member] | FVTPL [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	28,539	22,780
Total [Member] | Quoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	13,721	14,935
Total [Member] | Quoted bonds at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	418,445	390,918
Total [Member] | Unquoted equities at FVOCI [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	7,046	6,748	[1]
Total [Member] | Investment properties [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	16,308	20,012
Total [Member] | Assets measured at fair value [Member]
Risk Management (Details) - Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques [Line Items]
Fair value	$ 484,059	$ 455,393

[1]	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows: